Property, equipment and software, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Property, equipment and software, net
Total	¥ 108,690	¥ 89,872
Less: accumulated depreciation and impairment	(25,953)	(19,837)
Net carrying amount	82,737	70,035		$ 11,335
Depreciation expenses	6,958	6,088	¥ 5,295
Impairment losses	716	819	¥ 0
Land, building and building improvement
Property, equipment and software, net
Total	70,977	56,445
Logistics,warehouse and other heavy equipment
Property, equipment and software, net
Total	18,061	16,653
Vehicles
Property, equipment and software, net
Total	8,981	7,268
Leasehold improvement
Property, equipment and software, net
Total	5,895	5,117
Electronic equipment
Property, equipment and software, net
Total	2,947	2,644
Software
Property, equipment and software, net
Total	1,072	1,049
Office equipment
Property, equipment and software, net
Total	¥ 757	¥ 696